Related Parties Transactions	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013
Related Parties Transactions [Text Block]

9.             Related Party Transactions

During the thirteen week period ended March 29, 2014, $217,040 (thirteen week period ended March 30, 2013 - $419,271) was incurred for remuneration to officers and directors of the Company.

Refer to Note 6.

15. Related Party Transactions

During the year ended December 28, 2013, $1,513,412 (2012 - $1,410,203) was incurred as remuneration to officers and directors of the Company. Of this amount, $1,455,282 (2012 - $1,410,203) is recorded in salaries and benefits expense.

During the year ended December 28, 2013, $1,382,147 (2012 - $1,681,761) was recorded as stock-based compensation to officers and directors of the Company. Of this amount, $1,382,147 (2012 - $1,681,761) is recorded in salaries and benefits expense.

Refer to Note 8.